Long-Term Debt - Term Loan and Senior Notes (Details) £ in Millions, $ in Millions			3 Months Ended	12 Months Ended
	Aug. 17, 2016 USD ($)	Aug. 01, 2016 GBP (£)	Sep. 30, 2018 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Aug. 01, 2016 USD ($)	Mar. 03, 2015 USD ($)
Debt Instrument [Line Items]
Debt Issuance Costs, Net					$ 26.8			$ 33.4
Debt, long-term and short-term					3,286.5			$ 3,267.8
Net loss on extinguishments of long-term debt				$ (2.1)	(24.3)	$ (90.7)
CDW UK Term Loan
Debt Instrument [Line Items]
Debt, long-term and short-term		£ 56							$ 69.0
Capitalized fees as deferred financing costs									$ 1.0
Applicable margin							1.40%	1.40%
Debt instrument term		5 years
Interest rate in effect							1.77%	1.77%
Amount of restricted payment capacity under the loan								$ 131.0
Senior secured term loan facility
Debt Instrument [Line Items]
Debt Issuance Costs, Net					6.7			14.9
Debt, long-term and short-term	$ 1,490.0				$ 1,498.1			$ 1,483.0
Discount, percent of par	99.50%
Term loan, discount	$ 7.0
Capitalized fees as deferred financing costs	5.0
Net loss on extinguishments of long-term debt	$ (2.0)
Quarterly amortization payment of original principal, Percent							0.25%	0.25%
Debt instrument term	7 years
Interest rate in effect					3.30%		3.25%	3.25%
Debt variable rate							1.00%	1.00%
Net leverage ratio							2.68	2.68
Amount of restricted payment capacity under the loan								$ 892.0
Senior secured term loan facility | Maximum
Debt Instrument [Line Items]
Net leverage ratio							3.25	3.25
CDW UK Revolving Credit Facility
Debt Instrument [Line Items]
Additional borrowing capacity							£ 50	$ 62.0
Senior notes due August 15, 2022
Debt Instrument [Line Items]
Debt Issuance Costs, Net					$ 6.6			5.6
Debt, long-term and short-term					$ 600.0			$ 600.0
Interest rate in effect					6.00%		6.00%	6.00%
Senior notes due September 1, 2023
Debt Instrument [Line Items]
Debt Issuance Costs, Net					$ 6.2			$ 5.3		$ 7.0
Debt, long-term and short-term					$ 525.0			$ 525.0		$ 525.0
Interest rate in effect					5.00%		5.00%	5.00%		5.00%
Senior notes due December 1, 2024
Debt Instrument [Line Items]
Debt Issuance Costs, Net					$ 6.7			$ 6.0
Debt, long-term and short-term					$ 575.0			$ 575.0
Interest rate in effect					5.50%		5.50%	5.50%
LIBOR [Member] | Senior secured term loan facility
Debt Instrument [Line Items]
Interest rate floor							0.75%	0.75%
Applicable margin							2.25%	2.25%
ABR [Member] | Senior secured term loan facility
Debt Instrument [Line Items]
Applicable margin							1.25%	1.25%
Scenario, Forecast [Member] | CDW UK Term Loan
Debt Instrument [Line Items]
Annual principal repayment installments | £			£ 5